Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements Of Operations
Revenue	$ 1,492,799	$ 958,449	$ 4,381,142	$ 2,749,353	$ 4,128,439	$ 3,237,183
Cost of services	(436,792)	(355,790)	(1,367,882)	(1,171,856)	(1,622,046)	(1,454,315)
Gross Profit	1,056,007	602,659	3,013,260	1,577,497	2,506,393	1,782,868
Administrative and selling expenses	(1,550,408)	(2,361,878)	(5,557,586)	(6,147,565)	(8,310,587)	(7,299,194)
Start-up costs	0	0	0	(820,471)	(868,844)	0
Loss from operations	(494,401)	(1,759,219)	(2,544,326)	(5,390,539)	(6,673,038)	(5,516,326)
Interest expense and change in derivative liability	(514,240)	(213,002)	(1,439,811)	(865,326)	(1,778,691)	(4,252,813)
Net loss before income taxes	(1,008,641)	(1,972,221)	(3,984,137)	(6,255,865)	(8,451,729)	(9,769,139)
Income taxes	0	0	0	0	0	0
Non-controlling interest in income	29,188	95,464	154,752	221,680	359,224	0
Net loss	$ (979,453)	$ (1,876,757)	$ (3,829,385)	$ (6,034,185)	$ (8,092,505)	$ (9,769,139)
Basic and diluted loss per share	$ (0.01)	$ (0.04)	$ (0.05)	$ (0.12)	$ (0.15)	$ (0.39)
Weighted average common shares outstanding	85,104,970	52,305,200	73,452,892	52,305,200	54,119,942	24,793,357